Short Term Investments And Marketable Securities (Schedule Of Short-Term Investments And Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-Term Investments And Marketable Securities [Abstract]
Available-for-sale securities	$ 2,446	$ 3,794
Bank deposits	56,000	60,968
Total	$ 58,446	$ 64,762